UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6490

Dreyfus Premier Investment Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	9/30/10

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q Form will be filed for this series, as appropriate.

                        DREYFUS PREMIER INVESTMENT FUNDS, INC.

                        - DREYFUS GLOBAL REAL ESTATE SECURITIES FUND

                        - DREYFUS LARGE CAP EQUITY FUND

                        - DREYFUS LARGE CAP GROWTH FUND

                        - DREYFUS LARGE CAP VALUE FUND

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Global Real Estate Securities Fund
September 30, 2010 (Unaudited)

Common Stocks--96.9%	Shares	Value ($)
Australia--8.5%
CFS Retail Property Trust	514,880	943,058
Commonwealth Property Office Fund	1,452,260	1,291,384
GPT Group	224,540	638,064
Mirvac Group	1,105,640	1,421,310
Stockland	345,430	1,282,078
Westfield Group	359,030	4,254,461
		9,830,355
Austria--.7%
Conwert Immobilien Invest	53,590	771,844
Canada--4.2%
Allied Properties Real Estate Investment Trust	12,810	282,619
Brookfield Properties	58,610	915,407
Chartwell Seniors Housing Real Estate Investment Trust	267,990	2,341,559
First Capital Realty	42,900	646,273
RioCan Real Estate Investment Trust	32,100	715,067
		4,900,925
China--.2%
KWG Property Holding	276,000	211,655
Finland--1.6%
Citycon	432,580	1,845,810
France--5.4%
Klepierre	32,370	1,248,394
Mercialys	30,640	1,194,623
Unibail-Rodamco	17,230	3,820,459
		6,263,476
Hong Kong--15.9%
China Overseas Land & Investment	492,600	1,042,486
China Resources Land	658,000	1,338,245
Hang Lung Properties	339,000	1,655,928
Hongkong Land Holdings	522,000	3,241,620
Kerry Properties	209,000	1,136,741

Link REIT	263,000	779,626
Shimao Property Holdings	444,000	738,202
Sino Land	838,000	1,734,571
Sun Hung Kai Properties	357,000	6,165,604
Wharf Holdings	85,000	546,666
		18,379,689
Japan--9.1%
Aeon Mall	14,100	342,704
Japan Logistics Fund	93	764,231
Japan Retail Fund Investment	461	648,868
Kenedix Realty Investment	169	639,722
Mitsubishi Estate	143,000	2,326,234
Mitsui Fudosan	131,000	2,209,487
Nippon Building Fund	41	359,020
Nomura Real Estate Office Fund	151	838,386
NTT Urban Development	551	463,347
Sumitomo Realty & Development	92,000	1,901,054
		10,493,053
Singapore--4.9%
Allgreen Properties	514,000	461,197
CapitaLand	721,000	2,225,884
CapitaMall Trust	470,000	768,383
Capitamalls Asia	330,000	542,012
CDL Hospitality Trusts	428,000	693,210
Suntec Real Estate Investment Trust	862,000	989,750
		5,680,436
Sweden--1.9%
Castellum	79,830	1,061,779
Wihlborgs Fastigheter	42,930	1,181,469
		2,243,248
Switzerland--1.1%
PSP Swiss Property	17,150	1,267,946
United Kingdom--4.9%
British Land	305,780	2,233,619
Great Portland Estates	159,550	855,421
Hammerson	230,210	1,425,929
London & Stamford Property	284,540	510,677

Unite Group	184,440 a	637,419
		5,663,065
United States--38.5%
Alexandria Real Estate Equities	3,360 b	235,200
AMB Property	31,890 b	844,128
Boston Properties	23,900 b	1,986,568
Brandywine Realty Trust	47,340 b	579,915
Camden Property Trust	23,360 b	1,120,579
Colonial Properties Trust	32,340 b	523,585
Commonwealth Real Estate Investment Trust	34,140	873,984
Coresite Realty	14,040	230,116
Crown Castle International	21,590 a	953,199
Digital Realty Trust	17,740 b	1,094,558
Duke Realty	68,430 b	793,104
Equity Lifestyle Properties	9,930 b	540,986
Equity Residential	71,990 b	3,424,564
Essex Property Trust	11,770 b	1,288,109
Federal Realty Investment Trust	7,650 b	624,699
HCP	31,440 b	1,131,211
Health Care REIT	29,610 b	1,401,737
Host Hotels & Resorts	82,600 b	1,196,048
Kilroy Realty	18,050 b	598,177
Kimco Realty	118,430 b	1,865,273
LaSalle Hotel Properties	36,660 b	857,477
Macerich	41,620 b	1,787,579
Nationwide Health Properties	25,640 b	991,499
Parkway Properties	22,190 b	328,412
Pebblebrook Hotel Trust	36,810	662,948
ProLogis	147,570 b	1,738,375
Public Storage	23,290 b	2,260,062
Senior Housing Properties Trust	17,840 b	419,240
Simon Property Group	55,560 b	5,152,634
SL Green Realty	18,470 b	1,169,705
Sunstone Hotel Investors	38,470 a	348,923
Taubman Centers	19,750 b	881,048
UDR	49,240 b	1,039,949
Ventas	25,050 b	1,291,829

Vornado Realty Trust	34,700 b	2,967,891
Weingarten Realty Investors	66,010 b	1,440,338
		44,643,649
Total Common Stocks
(cost $97,673,442)		112,195,151

Other Investment--2.3%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $2,690,000)	2,690,000 [c]	2,690,000
Total Investments (cost $100,363,442)	99.2%	114,885,151
Cash and Receivables (Net)	.8%	949,697
Net Assets	100.0%	115,834,848

a	Non-income producing security.
b	Investment in real estate investment trust.
c	Investment in affiliated money market mutual fund.

At September 30, 2010, the aggregate cost of investment securities for income tax purposes was $100,363,442. Net unrealized appreciation depreciation on investments was $14,521,709 of which $15,886,380 related to appreciated investment securities and $1,364,671 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Diversified Reits	28.3
Retail	13.4
Office	11.5
Regional Malls	7.5
Real Estate Services	7.4
Health Care	6.5
Multifamily	6.4
Shopping Centers	4.2
Hotels	3.2
Industrial	2.9
Money Market Investment	2.3

Self Storage	2.0
Specialty	1.8
Residential	1.3
Manufactured Housing	.5
99.2
† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2010 in valuing the fund's investments:

	Level 1 -Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs		Total
Investments in Securities:
Equity Securities - Domestic+	44,643,649		-	-	44,643,649
Equity Securities - Foreign+	67,551,502			-	67,551,502
Mutual Funds	2,690,000		-	-	2,690,000
+ See Statement of Investments for country and industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Investments denominated in foreign currencies are translated to U.S.

dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended September 30, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Large Cap Equity Fund
September 30, 2010 (Unaudited)

Common Stocks--98.4%	Shares	Value ($)
Consumer Discretionary--9.4%
Carnival	68,200	2,605,922
International Game Technology	107,050 a	1,546,873
Johnson Controls	88,950	2,712,975
Lowe's	94,410	2,104,399
Target	41,500	2,217,760
Walt Disney	91,650	3,034,532
Yum! Brands	46,970	2,163,438
		16,385,899
Consumer Staples--10.8%
Avon Products	74,190	2,382,241
Coca-Cola	27,500	1,609,300
Costco Wholesale	27,580 a	1,778,634
Kraft Foods, Cl. A	92,940	2,868,128
PepsiCo	52,650	3,498,066
Philip Morris International	47,430	2,657,029
Procter & Gamble	41,195	2,470,464
Wal-Mart Stores	27,700	1,482,504
		18,746,366
Energy--12.3%
Chevron	27,200	2,204,560
Exxon Mobil	99,990	6,178,382
Halliburton	60,700 b	2,007,349
Occidental Petroleum	21,360	1,672,488
Plains Exploration & Production	65,290 c	1,741,284
QEP Resources	57,410	1,730,337
Schlumberger	37,830	2,330,706
Southwestern Energy	63,890 c	2,136,482
Valero Energy	85,600	1,498,856
		21,500,444
Financial--15.2%

ACE	33,130	1,929,822
Aflac	49,110	2,539,478
American Express	56,345	2,368,180
Citigroup	834,100 c	3,252,990
Invesco	119,846	2,544,331
JPMorgan Chase & Co.	90,420	3,442,289
Morgan Stanley	100,120	2,470,962
PNC Financial Services Group	27,710	1,438,426
State Street	47,570	1,791,486
U.S. Bancorp	95,950	2,074,439
Wells Fargo & Co.	101,800	2,558,234
		26,410,637
Health Care--10.7%
Abbott Laboratories	48,280	2,522,147
Allergan	36,820	2,449,634
Amgen	31,500 c	1,735,965
Baxter International	51,400	2,452,294
Cardinal Health	56,580	1,869,403
Covidien	40,130	1,612,825
Merck & Co.	73,233	2,695,707
Pfizer	103,900	1,783,963
Zimmer Holdings	29,950 c	1,567,284
		18,689,222
Industrial--11.8%
Caterpillar	37,540 a	2,953,647
Deere & Co.	29,200	2,037,576
Eaton	36,550	3,015,010
Emerson Electric	50,350	2,651,431
General Electric	170,330	2,767,863
Honeywell International	47,170	2,072,650
Union Pacific	29,000	2,372,200
United Technologies	37,570	2,676,111
		20,546,488
Information Technology--19.1%
Accenture, Cl. A	53,050	2,254,094
Apple	25,120 c	7,127,800
F5 Networks	22,530 c	2,338,839

Google, Cl. A	7,310 c	3,843,525
Hewlett-Packard	37,930	1,595,715
Intel	90,500	1,740,315
International Business Machines	31,130	4,175,778
Juniper Networks	61,410 c	1,863,794
Microsoft	84,670	2,073,568
Salesforce.com	22,680 c	2,535,624
Teradata	54,210 c	2,090,338
Texas Instruments	64,130	1,740,488
		33,379,878
Materials--3.5%
Air Products & Chemicals	30,300	2,509,446
Celanese, Ser. A	54,100	1,736,610
Freeport-McMoRan Copper & Gold	22,540	1,924,691
		6,170,747
Telecommunication Services--3.2%
AT & T	119,480	3,417,128
Frontier Communications	75	613
Verizon Communications	65,710	2,141,489
		5,559,230
Utilities--2.4%
Questar	126,210	2,212,461
Sempra Energy	37,850	2,036,330
		4,248,791
Total Common Stocks
(cost $166,517,133)		171,637,702

Other Investment--1.4%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,497,000)	2,497,000 [d]	2,497,000

Investment of Cash Collateral for
Securities Loaned--.7%
Registered Investment Company;
Dreyfus Institutional Cash

Advantage Fund
(cost $1,235,169)	1,235,169 [d]	1,235,169

Total Investments (cost $170,249,302)	100.5%	175,369,871
Liabilities, Less Cash and Receivables	(.5%)	(973,446)
Net Assets	100.0%	174,396,425

a	Security, or portion thereof, on loan. At September 30, 2010, the market value of the fund's securities on loan was $1,203,563 and the market value of the collateral held by the fund was $1,235,169.
b	Held by a broker as collateral for open financial positions.
c	Non-income producing security.
d	Investment in affiliated money market mutual fund.

At September 30, 2010, the aggregate cost of investment securities for income tax purposes was $170,249,302.

Net unrealized appreciation on investments was $5,094,003 of which $17,684,540 related to appreciated investment securities and $12,590,537 related to depreciated investment securities.

STATEMENT OF OPTIONS WRITTEN

September 30, 2010 (Unaudited)

	Contracts		Value ($)
Call Options;
Halliburton,
October 2010 @ 31
(Premiums received $30,359)	225	a	(56,925)

a	Non-income producing security.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2010 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	171,637,702	-	-	171,637,702
Mutual Funds	3,732,169	-	-	3,732,169
Liabilities ($)
Other Financial Instruments:
Options Written	(56,925)	-	-	(56,925)
+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are valued at the mean between the bid and asked price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Large Cap Growth Fund
September 30, 2010 (Unaudited)

Common Stocks--98.8%	Shares	Value ($)
Consumer Discretionary--12.1%
Amazon.com	3,050 a	479,033
Carnival	18,810	718,730
International Game Technology	41,410	598,374
J Crew Group	11,500 a,b	386,630
Lowe's	23,070	514,230
McDonald's	6,160	458,982
Target	17,580	939,475
Time Warner Cable	10,900	588,491
Walt Disney	26,680	883,375
Yum! Brands	16,640	766,438
		6,333,758
Consumer Staples--10.8%
Avon Products	26,370	846,741
Coca-Cola	12,460	729,159
Colgate-Palmolive	5,060	388,912
Costco Wholesale	8,200	528,818
Kellogg	12,570	634,911
PepsiCo	15,490	1,029,155
Philip Morris International	20,440	1,145,049
Wal-Mart Stores	7,090	379,457
		5,682,202
Energy--10.8%
Exxon Mobil	27,290	1,686,249
Halliburton	18,600	615,102
Marathon Oil	15,900	526,290
Newfield Exploration	15,200 a	873,088
QEP Resources	14,800	446,072
Schlumberger	12,210	752,258
Southwestern Energy	23,610 a	789,518
		5,688,577

Financial--5.2%
American Express	13,205	555,006
Assured Guaranty	27,900	477,369
Host Hotels & Resorts	35,700 c	516,936
IntercontinentalExchange	4,900 a	513,128
Invesco	31,028	658,724
		2,721,163
Health Care--9.7%
Abbott Laboratories	12,200	637,328
Allergan	6,800	452,404
Amgen	8,670 a	477,804
Baxter International	16,100	768,131
Cardinal Health	11,180	369,387
Celgene	8,080 a	465,489
Covidien	14,700	590,793
Genzyme	6,600 a	467,214
Medco Health Solutions	8,380 a	436,263
Zimmer Holdings	8,430 a	441,142
		5,105,955
Industrial--13.0%
Boeing	12,700	845,058
Caterpillar	16,010	1,259,667
Danaher	15,760	640,014
Honeywell International	22,270	978,544
Ingersoll-Rand	16,670 b	595,286
Parker Hannifin	12,790	896,067
Union Pacific	9,380	767,284
United Technologies	11,990	854,048
		6,835,968
Information Technology--31.3%
Accenture, Cl. A	18,240	775,018
Apple	10,880 a	3,087,200
ARM Holdings, ADR	18,200	341,432
Broadcom, Cl. A	11,830	418,664
Cisco Systems	22,750 a	498,225
Cognizant Technology Solutions,
Cl. A	22,970 a	1,480,876

F5 Networks	6,850 a	711,098
Google, Cl. A	3,540 a	1,861,297
Hewlett-Packard	18,950	797,226
Intel	22,520	433,060
International Business Machines	16,490	2,211,969
Juniper Networks	18,300 a	555,405
Microsoft	30,580	748,904
Salesforce.com	12,360 a	1,381,848
Teradata	20,120 a	775,827
VMware, Cl. A	3,700 a	314,278
		16,392,327
Materials--3.4%
Cliffs Natural Resources	15,470	988,842
Praxair	8,660	781,651
		1,770,493
Telecommunication Services--1.4%
Verizon Communications	22,700	739,793
Utilities--1.1%
Questar	31,900	559,207
Total Common Stocks
(cost $46,818,083)		51,829,443

Other Investment--.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $164,000)	164,000 [d]	164,000

Investment of Cash Collateral for
Securities Loaned--.7%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $354,960)	354,960 [d]	354,960

Total Investments (cost $47,337,043)	99.8%	52,348,403
Cash and Receivables (Net)	.2%	96,018
Net Assets	100.0%	52,444,421

ADR - American Depository Receipts

a	Non-income producing security.
b

Security, or portion thereof, on loan. At September 30, 2010, the market value of the fund's securities on loan was $870,680 and the market value of the collateral held by the fund was $886,145, consisting of cash collateral of $354,960 and U.S. Government and agencies securities valued at $531,185.

c	Investment in real estate investment trust.
d	Investment in affiliated money market mutual fund.

At September 30, 2010, the aggregate cost of investment securities for income tax purposes was $47,337,043. Net unrealized appreciation on investments was $5,005,456 of which $7,194,088 related to appreciated investment securities and $2,188,632 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	31.3
Industrial	13.0
Consumer Discretionary	12.1
Consumer Staples	10.8
Energy	10.8
Health Care	9.7
Financial	5.2
Materials	3.4
Telecommunication Services	1.4
Utilities	1.1
Short-Term/Money Market Investments	1.0

99.8
† Based on net assets.

STATEMENT OF OPTIONS WRITTEN
September 30, 2010 (Unaudited)

	Contracts		Value ($)
Call Options:
Halliburton,
October 2010 @ 31	50	a	(12,650)
(Premiums Received $6,746)

a	Non-income producing security.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2010 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	51,488,011	-	-	51,488,011
Equity Securities - Foreign+	341,432	-	-	341,432
Mutual Funds	518,960	-	-	518,960
Liabilities ($)
Other Financial Instruments:
Options Written	(12,650)	-	-	(12,650)

+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are valued at the mean between the bid and asked price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Large Cap Value Fund
September 30, 2010 (Unaudited)

Common Stocks--98.9%	Shares	Value ($)
Consumer Discretionary--11.5%
Best Buy	12,080	493,226
Carnival	28,070	1,072,555
Home Depot	13,470	426,730
Johnson Controls	28,040	855,220
Lowe's	19,190	427,745
Mattel	18,210	427,207
News, Cl. A	91,960	1,200,998
Omnicom Group	34,240	1,351,795
Staples	20,450	427,814
Target	11,750	627,920
Time Warner	55,830	1,711,190
Viacom, Cl. B	11,770	425,956
Whirlpool	4,170	337,603
		9,785,959
Consumer Staples--6.8%
Clorox	9,630	642,899
CVS Caremark	37,850	1,191,139
Dr. Pepper Snapple Group	16,830	597,802
PepsiCo	37,960	2,522,062
Philip Morris International	15,460	866,069
		5,819,971
Energy--14.2%
Anadarko Petroleum	14,900	850,045
ConocoPhillips	27,140	1,558,650
EOG Resources	18,480	1,718,086
Exxon Mobil	14,080	870,003
Occidental Petroleum	50,450	3,950,235
Peabody Energy	12,650	619,977
QEP Resources	27,020	814,383
Schlumberger	28,610	1,762,662

		12,144,041
Exchange Traded Funds--.4%
iShares Russell 1000 Value Index
Fund	5,540 a	326,805

Financial--24.9%
ACE	12,950	754,337
Aflac	8,440	436,432
American Express	11,600	487,548
Ameriprise Financial	20,090	950,860
AON	17,440	682,078
Bank of America	169,880	2,227,127
Berkshire Hathaway, Cl. B	12,340 b	1,020,271
Capital One Financial	6,650	263,008
Citigroup	245,750 b	958,425
Franklin Resources	4,090	437,221
Goldman Sachs Group	7,190	1,039,530
JPMorgan Chase & Co.	84,160	3,203,971
Marsh & McLennan	24,140	582,257
MetLife	38,640	1,485,708
Morgan Stanley	34,500	851,460
PNC Financial Services Group	10,370	538,307
Prudential Financial	13,650	739,557
State Street	10,760	405,222
SunTrust Banks	19,430	501,877
Travelers	15,570	811,197
U.S. Bancorp	41,970	907,391
Wells Fargo & Co.	79,190	1,990,045
		21,273,829
Health Care--11.0%
AmerisourceBergen	15,000	459,900
Amgen	14,520 b	800,197
Bristol-Myers Squibb	25,140	681,545
Covidien	18,840	757,180
McKesson	6,740	416,397
Merck & Co.	52,980	1,950,194
Pfizer	141,420	2,428,181

Thermo Fisher Scientific	8,830 b	422,780
UnitedHealth Group	32,360	1,136,160
WellPoint	6,620 b	374,957
		9,427,491
Industrial--11.4%
Caterpillar	6,090	479,161
Cooper Industries	8,810	431,073
Dover	17,560	916,808
Eaton	10,870	896,666
General Electric	151,730	2,465,613
Honeywell International	9,880	434,127
Ingersoll-Rand	17,840 a	637,066
Pitney Bowes	36,690 a	784,432
Republic Services	19,920	607,361
Union Pacific	16,890	1,381,602
United Technologies	9,390	668,850
		9,702,759
Information Technology--7.1%
AOL	16,506 b	408,523
Cisco Systems	70,700 b	1,548,330
Hewlett-Packard	10,420	438,369
Microsoft	69,230	1,695,443
Oracle	18,480	496,188
QUALCOMM	31,780	1,433,914
		6,020,767
Materials--2.7%
Air Products & Chemicals	5,370	444,743
CF Industries Holdings	4,280	408,740
Dow Chemical	15,590	428,101
Freeport-McMoRan Copper & Gold	7,730	660,065
International Paper	18,360	399,330
		2,340,979
Telecommunication Services--5.3%
AT & T	91,160	2,607,176
Vodafone Group, ADR	78,840 a	1,956,020
		4,563,196
Utilities--3.6%

Entergy	14,920	1,141,828
NextEra Energy	28,160	1,531,622
Questar	24,320	426,330
		3,099,780
Total Common Stocks
(cost $94,201,103)		84,505,577

Investment of Cash Collateral for
Securities Loaned--2.8%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $2,376,001)	2,376,001 [c]	2,376,001

Total Investments (cost $96,577,104)	101.7%	86,881,578
Liabilities, Less Cash and Receivables	(1.7%)	(1,476,577)
Net Assets	100.0%	85,405,001

ADR - American Depository Receipts

a	Security, or portion thereof, on loan. At September 30, 2010, the market value of the fund's securities on loan was $2,308,313 and the market value of the collateral held by the fund was $2,376,001.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At September 30, 2010, the aggregate cost of investment securities for income tax purposes was $96,577,104.

Net unrealized depreciation on investments was $9,695,526 of which $3,269,728 related to appreciated investment securities and $12,965,254 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Financial	24.9
Energy	14.2
Consumer Discretionary	11.5
Industrial	11.4
Health Care	11.0
Information Technology	7.1

Consumer Staples	6.8
Telecommunication Services	5.3
Utilities	3.6
Money Market Investment	2.8
Materials	2.7
Exchange Traded Funds	.4
101.7
† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2010 in valuing the fund's investments:

	Level 1 - Unadjusted Quoted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	82,222,752	-	-	82,222,752
Equity Securities - Foreign+	1,956,020	-	-	1,956,020
Mutual Funds/Exchange Traded Funds	2,702,806	-	-	2,702,806
+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended September 30, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Investments Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	November 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	November 22, 2010

By: /s/ James Windels
James Windels, Treasurer
Date:	November 22, 2010

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)